Business Segment Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	$ 39,847	$ 41,630	$ 41,578
Noninterest income	44,007	45,115	46,783
Total revenue, net of interest expense (FTE basis)	83,854	86,745	88,361
Provision for credit losses	3,161	2,275	3,556
Noninterest expense	57,734	75,656	69,213
Income before income taxes (FTE basis)	22,959	8,814	15,592
Income tax expense (FTE basis)	7,123	3,294	5,053
Net income	15,836	5,520	10,539
Year-end total assets	2,144,287	2,104,539
Operating Segments
Segment Reporting Information [Line Items]
Total revenue, net of interest expense (FTE basis)	82,193	84,627	82,443
Net income	16,979	17,478	14,200
Year-end total assets	1,876,620	1,804,209
Operating Segments | Consumer Banking
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	20,428	20,790	20,548
Noninterest income	11,097	11,038	11,820
Total revenue, net of interest expense (FTE basis)	31,525	31,828	32,368
Provision for credit losses	2,346	2,470	2,957
Noninterest expense	18,716	19,390	20,711
Income before income taxes (FTE basis)	10,463	9,968	8,700
Income tax expense (FTE basis)	3,814	3,717	3,186
Net income	6,649	6,251	5,514
Year-end total assets	645,427	599,066
Operating Segments | Global Wealth & Investment Management
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	5,527	5,830	5,733
Noninterest income	12,507	12,573	11,735
Total revenue, net of interest expense (FTE basis)	18,034	18,403	17,468
Provision for credit losses	51	14	56
Noninterest expense	13,943	13,836	13,219
Income before income taxes (FTE basis)	4,040	4,553	4,193
Income tax expense (FTE basis)	1,473	1,698	1,536
Net income	2,567	2,855	2,657
Year-end total assets	296,271	274,954
Operating Segments | Global Banking
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	9,244	9,752	9,485
Noninterest income	8,377	8,514	7,744
Total revenue, net of interest expense (FTE basis)	17,621	18,266	17,229
Provision for credit losses	686	325	1,140
Noninterest expense	8,481	8,806	8,149
Income before income taxes (FTE basis)	8,454	9,135	7,940
Income tax expense (FTE basis)	3,114	3,353	2,912
Net income	5,340	5,782	5,028
Year-end total assets	386,132	353,637
Operating Segments | Global Markets
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	4,191	3,851	4,056
Noninterest income	10,822	12,279	11,322
Total revenue, net of interest expense (FTE basis)	15,013	16,130	15,378
Provision for credit losses	99	110	143
Noninterest expense	11,374	11,989	12,222
Income before income taxes (FTE basis)	3,540	4,031	3,013
Income tax expense (FTE basis)	1,117	1,441	2,012
Net income	2,423	2,590	1,001
Year-end total assets	548,790	576,552
All Other
Segment Reporting Information [Line Items]
Net interest income (FTE basis)	457	1,407	1,756
Noninterest income	1,204	711	4,162
Total revenue, net of interest expense (FTE basis)	1,661	2,118	5,918
Provision for credit losses	(21)	(644)	(740)
Noninterest expense	5,220	21,635	14,912
Income before income taxes (FTE basis)	(3,538)	(18,873)	(8,254)
Income tax expense (FTE basis)	(2,395)	(6,915)	(4,593)
Net income	(1,143)	(11,958)	$ (3,661)
Year-end total assets	$ 267,667	$ 300,330